Employee Benefits Obligations (Details) - Schedule of the Defined Benefit Obligation by the Amounts - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Discount rate (1% movement) [Member]
Schedule of the Defined Benefit Obligation by the Amounts [Line Items]
Defined benefit obligation	$ 19,925	$ (18,925)
Attrition rate (1% movement) [Member]
Schedule of the Defined Benefit Obligation by the Amounts [Line Items]
Defined benefit obligation	13,124	(12,324)
Future salary growth rate (1% movement) [Member]
Schedule of the Defined Benefit Obligation by the Amounts [Line Items]
Defined benefit obligation	$ (13,784)	$ (15,884)